Cover	Feb. 20, 2025
Cover [Abstract]
Entity Registrant Name	ARCULUS SYSTEM CO., LTD.
Entity Central Index Key	0001828739
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Emerging Growth Company	true
Document Period End Date	Feb. 20, 2025
Entity Ex Transition Period	false
Entity File Number	333-239589
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-1511882
Entity Address Address Line 1	4695 MacArthur Court
Entity Address Address Line 2	11th Fl
Entity Address City Or Town	Newport Beach
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92260
City Area Code	949
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	289-6789